Performance Management - State Street Federal Prime Retail Reserves Money Market Fund	Mar. 12, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets. When available, updated performance information may be obtained by calling 1‑866‑787‑2257 or visiting the Fund’s website: www.statestreet.com/im.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	1‑866‑787‑2257